Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable
Taxes Payable

14. Taxes Payable

The Company’s taxes payable on December 31, 2025 and 2024, are summarized as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Value-added tax payable	$5,435	$2,870
Tariffs payable	2,832	1,221
Long-term taxes payable - current portion (1)	—	8,781
Income tax payable	3,627	1,944
Other tax payable	1,086	492
Short-term taxes payable	$12,980	$15,308

	December 31,
	2025	2024
Long-term taxes payable	$—	$8,781
Less: Long-term taxes payable - current portion (1)	—	(8,781)
Long-term taxes payable (1)	$—	$—
(1)	A one-time transition tax of $35.6 million was recognized in the three months ended December 31, 2017 that represented management’s estimate of the amount of U.S. corporate income tax based on the deemed repatriation to the United States of the Company’s share of previously deferred earnings of certain non-U.S. subsidiaries of the Company mandated by the U.S. Tax Reform. The Company elected to pay the one-time transition tax over eight years commencing in April 2018. During the years ended December 31, 2025 and 2024, $8.8 million and $7.0 million, respectively, were paid by the Company. See Note 21 for more details about the U.S. Tax Reform.